Non-Controlling Interest (Narrative) (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2021	Sep. 23, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-controlling interests			$ (19,014,036)		$ (19,014,036)	$ (0)
Capital reserve			34,459,432		34,459,432	5,023,375
Net loss and comprehensive loss attributable to non-controlling interest		$ 3,355,382	6,136,766		$ 9,492,148	$ 0
Development Partnership One [Member]
Disclosure of subsidiaries [line items]
Increase in NCI economic interest	32.954%
Development Partnership One [Member] | Class B Non Voting Units [Member]
Disclosure of subsidiaries [line items]
Number of units issued for exchange of interest	339,372			339,372
Origination [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests					32.50%
Net liabilities			32,968,557		$ 32,968,557
Non-controlling interests			10,714,781		10,714,781
Weighted average stated capital of equity interests			18,721,276		18,721,276
Capital reserve			$ 29,436,057		$ 29,436,057